CHARGES (ASSETS PLEDGED) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
CHARGES (ASSETS PLEDGED) [Abstract]
Line of credit, maximum borrowing capacity	$ 5,000
Outstanding bank guarantee	$ 645